Inventories - Schedule of Inventories (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Components Of Inventory [Line Items]
Total inventories	$ 72	$ 51
Natural Gas
Components Of Inventory [Line Items]
Total inventories	28	29
Natural Gas Liquids
Components Of Inventory [Line Items]
Total inventories	$ 44	$ 22